Impairment Losses and Provisions	12 Months Ended
Dec. 31, 2017
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Impairment Losses and Provisions

8. IMPAIRMENT LOSSES AND PROVISIONS

	2017	2016	2015
	£m	£m	£m
Impairment losses on loans and advances:
Loans and advances to customers (See Note 15)	257	132	156
Recoveries of loans and advances, net of collection costs (See Note 15)	(54)	(65)	(90)
	203	67	66
Provisions for other liabilities and charges (See Note 27)	385	397	762
Provisions for residual value and voluntary termination (See Note 15)	8	–	–
	393	397	762
	596	464	828

There were no impairment losses on loans and advances to banks and financial investments.

Impairment losses on loans and advances increased by £136m to £203m (2016: £67m) primarily due to Carillion plc exposures.